Fair Value Measurements (Details) - Schedule of changes in fair value - Warrant Liability [Member]	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, January 1, 2022
Assumption of Public and Private Warrants in Business Combination	5,278,145
Change in fair value of warrant liabilities	(1,129,589)
Balance, September 30, 2022	$ 4,148,556